Realized and Unrealized Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 154,696	$ 11,837
Unrealized gain on oil and gas derivative instruments	361,972	145,282
Realized and unrealized gain on oil and gas derivative instruments	516,668	157,119
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	100,840	0
Unrealized MTM adjustment for interest rate swaps	309,375	0
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	82,890	11,837
Unrealized MTM adjustment for interest rate swaps	36,186	145,282
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(29,034)	0
Unrealized MTM adjustment on commodity swap derivatives	$ 16,411	$ 0